Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Accounts Receivable, Net

	2019		2018
Trade receivables	Ps.	11,277	Ps.	11,726
The Coca-Cola Company (related party) (Note 15)		802		1,173
Loans to employees		56		77
FEMSA and subsidiaries (related parties) (Note 15)		2,039		783
Other related parties (Note 15)		614		575
Other		1,181		1,108
Allowance for expected credit losses		(493)		(595)

	Ps.	15,476	Ps.	14,847

7.1 Trade receivables

Aging Analysis of Accounts Receivable
The carrying value of accounts receivable approximates its fair value as of December 31, 2019 and 2018.

Aging for trade receivables past due but not impaired	2019	2018
0 days	Ps. 12,630	Ps.12,578
1-30 days	1,448	1,045
31-60 days	672	193
61-90 days	153	310
91-120 days	90	17
121 + days	483	704

Total	Ps. 15,476	Ps.14,847

Summary of Changes in the allowance for expected credit losses

	2019		2018		2017
Balance at the beginning of the year	Ps.	595	Ps.	468	Ps.	451
Effect of adoption of IFRS 9		—		87		—
Allowance for the year		314		153		40
Charges and write-offs of uncollectible accounts		(397)		23		(62)
Added in business combinations		4		1		86
Effects of changes in foreign exchange rates		(23)		(55)		(45)
Effect of Venezuela (See Note 3.3)		—		—		(2)
Effect of Philippines (Note 5)		—		(82)		—

Balance at the end of the year	Ps.	493	Ps.	595	Ps.	468